Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of accrued liabilities
	September 30, 2021	December 31, 2020
Accrued legal and professional services	$2,216	$968
Accrued salary and other employee liabilities	1,271	1,327
Accrued cash interest and unfunded fees	1,236	1,068
Other accrued liabilities	296	198
	$5,019	$3,561

	Year Ended December 31,
	2020	2019
	(in thousands)
Accrued bonus	$702	$1,955
Accrued salary and other employee liabilities	625	428
Accrued accounts payable	968	6,210
Accrued cash interest and unfunded fees	1,068	—
Other accrued liabilities	198	136
	$3,561	$8,729